PROVISIONS - Probable contingent Liabilities (Details)			1 Months Ended
	Oct. 30, 2013	Jun. 03, 2013 item	Dec. 31, 2013 item	Dec. 31, 2018 ARS ($)
Labor contingencies
Provisions
Number of chambers of the Civil and Commercial Federal Proceedings Court who issued opinions interpreting the doctrine developed by the Argentine Supreme Court of Justice - Dominguez c/ Telefonica de Argentina S.A. | item			2
Number of unions who filed lawsuit claiming the issuance of a profit sharing bonds | item		4
Statute of limitation, period established	10 years
Provision for regulatory, tax and other matters claims
Provisions
Estimated increase in provision				$ 62,000,000
Task solutions | Regulatory contingencies
Provisions
Claims for damages and losses				408,721,835
Maximum | Labor contingencies
Provisions
Statute of limitation, period established, Argentine Supreme Court of Justice			5 years
Statute of limitation, period established, Chamber III			10 years
Maximum | Regulatory contingencies
Provisions
Estimated liabilities per each alleged violation against its clients				$ 9,380